Investments - Disclosure of Detailed Information about Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current investments, beginning	$ 72,840
Current investments, beginning	10,801
Fair Value Adjustment in Other Comprehensive Income (Loss)	18,212	$ 11,709
Fair Value Adjustment in Net Income (Loss)	3,830	9,456
Current investments, ending	1,852	10,801
Non-current investments, ending	45,084	72,840
Non-Current [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	72,840	46,243
Additions	11,568	34,117
Disposals	(42,970)	(18,094)
Transfers in (out)	(16,895)	(8,541)
Fair Value Adjustment	20,541	19,115
Non-current investments, ending	45,084	72,840
Non-Current [member] | Common Shares Held [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	52,325	33,139
Additions	11,456	24,834
Disposals	(37,238)	(17,357)
Transfers in (out)	(16,339)	0
Fair Value Adjustment in Other Comprehensive Income (Loss)	18,212	11,709
Non-current investments, ending	28,416	52,325
Non-Current [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	15,892	10,998
Additions	60	9,279
Disposals	0	(710)
Transfers in (out)	(556)	(8,541)
Fair Value Adjustment in Net Income (Loss)	129	4,866
Non-current investments, ending	15,525	15,892
Non-Current [member] | Warrants and other [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	4,623	2,106
Additions	52	4
Disposals	(5,732)	(27)
Transfers in (out)	0	0
Fair Value Adjustment in Net Income (Loss)	2,200	2,540
Non-current investments, ending	1,143	4,623
Short-Term [member]
Disclosure of financial assets [line items]
Current investments, beginning	10,801	13,937
Additions	0	725
Disposals	(11,006)	(14,452)
Transfers in (out)	556	8,541
Fair Value Adjustment	1,501	2,050
Current investments, ending	1,852	10,801
Short-Term [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Current investments, beginning	10,801	13,937
Additions	0	725
Disposals	(11,006)	(14,452)
Transfers in (out)	556	8,541
Fair Value Adjustment in Net Income (Loss)	1,501	2,050
Current investments, ending	1,852	10,801
Equity Securities and Warrants and Other and Debt Securities [member]
Disclosure of financial assets [line items]
Total investments at beginning of period	83,641	60,180
Additions	11,568	34,842
Disposals	(53,976)	(32,546)
Transfers in (out)	(16,339)	0
Fair Value Adjustment	22,042	21,165
Total investments at end of period	$ 46,936	$ 83,641